Deferred Taxes	12 Months Ended
Dec. 31, 2018
DEFERRED TAXES
DEFERRED TAXES

18.   DEFERRED TAXES

a)	The following is the analysis of deferred income tax assets/(liabilities) presented in the consolidated statements of financial position as of December 31, 2018 and 2017

Deferred tax assets/(liabilities)		Effects first	Net balance	Movements					Balance as of December 31, 2018
	Net balance as of	application IFRS 9	restated as of	Recognized in profit or	Recognized in	Foreign currency	Other increases	Net balance as of	Deferred tax	Deferred Tax
	January 1, 2018	and IAS 29	January 1, 2018	loss	comprehensive income	translation difference	(decreases)	December 31, 2018	assets	Liabilities
Depreciation	(232,741,069)	-	(232,741,069)	20,382,971	-	-	-	(212,358,098)	11,567	(212,795,353)
Obligations for post-employment benefits	1,478,416	-	1,478,416	(192,839)	87,818	-	-	1,373,395	1,474,757	(101,362)
Tax loss	9,536,102		9,536,102	(9,536,102)	-	-	-	-	-	-
Provisions	20,314,110	52,255	20,366,365	4,503,006	-	-	-	24,869,371	24,869,371	-
Dismantling Provision	17,277,993	-	17,277,993	4,185,333	-	-	-	21,463,326	21,463,326	-
Provision for doubtful trade accounts	555,914	52,255	608,169	(107,757)	-	-	-	500,412	500,412	-
Provision of Human Resources accounts	2,373,725	-	2,373,725	388,183	-	-	-	2,761,908	2,761,908	-
Other Provisions	106,478	-	106,478	37,247	-	-	-	143,725	143,725	-
Other Deferred tax	41,118,525	(213,442)	40,905,083	(27,785,843)	4	-	(10,491,314)	2,627,930	8,695,342	(5,641,724)
Tax Credit	10,491,314	-	10,491,314		-	-	(10,491,314)	-	-	-
Deferred income	(673,896)	-	(673,896)	1,059,308	-	-	-	385,412	385,412	-
Assets classified as held to distribute to owners (*)	30,938,736	-	30,938,736	(30,938,736)	-	-	-	-	1,398,289	-
Monetary Correction - Argentina	-	(213,442)	(213,442)	(212,246)	-	-	-	(425,688)	-	-
Other Deferred Taxes	362,371	-	362,371	2,305,831	4	-	-	2,668,206	6,911,641	(5,641,724)
Deferred tax asses/(liabilities)	(160,293,916)	(161,187)	(160,455,103)	(12,628,807)	87,822	-	(10,491,314)	(183,487,402)	35,051,037	(218,538,439)
Offsetting of deferred tax assets/(liabilities)									(35,051,037)	35,051,037
Deferred tax assets/(liabilities) after offsetting								(183,487,402)	-	(183,487,402)

Deferred tax assets/(liabilities)		Effects first	Net balance	Movements					Balance as of December 31, 2017
	Net balance as of	application IFRS 9	restated as of	Recognized in profit or	Recognized in	Foreign currency	Other increases	Net balance as of
	January 1, 2017	and IAS 29	January 1, 2017	loss	comprehensive income	translation difference	(decreases)	December 31, 2017	Deferred tax assets	Deferred Tax Liabilities
Depreciation	(209,128,557)	-	(209,128,557)	(23,672,231)	-	61,221	(1,502)	(232,741,069)	146,622	(232,887,691)
Obligations for post-employment benefits	1,639,108	-	1,639,108	249,625	(68,034)	-	(342,283)	1,478,416	1,504,434	(26,018)
Tax loss	11,911,396	-	11,911,396	(2,375,294)	-	-	-	9,536,102	9,536,102	-
Provisions	20,198,527	-	20,198,527	(226,700)	-	-	342,283	20,314,110	20,314,110	-
Dismantling Provision	15,477,997	-	15,477,997	1,799,996	-	-	-	17,277,993	17,277,993	-
Provision for doubtful trade accounts	513,049	-	513,049	42,865	-	-	-	555,914	555,914	-
Provision of Human Resources accounts	2,405,948	-	2,405,948	(32,223)	-	-	-	2,373,725	2,373,725	-
Other Provisions	1,801,533	-	1,801,533	(2,037,338)	-	-	342,283	106,478	106,478	-
Other Deferred tax	8,798,644	-	8,798,644	28,678,438	(2)	(28,356)	3,669,801	41,118,525	45,901,164	(4,782,639)
Tax Credit	10,295,696	-	10,295,696	-	-	-	195,618	10,491,314	10,491,314	-
Deferred income	463,768	-	463,768	(1,137,664)	-	-	-	(673,896)	(673,896)	-
Assets classified as held to distribute to owners	-	-	-	30,938,736	-	-	-	30,938,736	30,938,736	-
Other Deferred Taxes	(1,960,820)	-	(1,960,820)	(1,122,634)	(2)	(28,356)	3,474,183	362,371	5,145,010	(4,782,639)
Deferred tax asses/(liabilities)	(166,580,882)	-	(166,580,882)	2,653,838	(68,036)	32,865	3,668,299	(160,293,916)	77,402,432	(237,696,348)
Offsetting of deferred tax assets/(liabilities)									(77,402,432)	77,402,432
Deferred tax assets/(liabilities) after offsetting								(160,293,916)	-	(160,293,916)

(*) See Note 14.b

b)

Recovery of deferred tax assets will depend on whether sufficient tax profits will be obtained in the future. The Group believes that the future profit projections for its subsidiaries will allow these assets to be recovered.

c)	As of December 31, 2018, the Group does not have unrecognized deferred tax assets related to tax losses carry forward (see Note 3.o).

The Group has not recognized deferred tax liabilities for taxable temporary differences associated with investment in subsidiaries and joint ventures, as it is able to control the timing of the reversal of the temporary differences and considers that it is probable that such temporary differences will not reverse in the foreseeable future. The aggregate amount of taxable temporary differences associated with investments in subsidiaries and joint ventures for which deferred tax liabilities have not been recognized totaled ThCh$ 11,313,612 as of December 31, 2018 (ThCh$ 59,530,551 as of December 31, 2017).

Additionally, the Group has not recognized deferred tax assets for deductible temporary differences, associated with investment in subsidiaries and joint ventures, as it is able to control the timing of the reversal of the temporary differences and considers that it is probable that such temporary differences will not reverse in the foreseeable future, which as of December 31, 2018, totaled ThCh$ 242,676,148  (ThCh$ 238,424,357 as of December 31, 2017).

The Group companies are potentially subject to income tax audits by the tax authorities in Chile. Such tax audits are limited to a number of annual tax periods and once these have expired audits of these periods can no longer be performed. Tax audits by nature are often complex and can require several years to complete. Tax periods potentially subject to examination correspond to fiscal years 2015‑2017.

Given the range of possible interpretations of tax standards, the results of any future inspections carried out by tax authorities for the years subject to audit can give rise to tax liabilities that cannot currently be quantified objectively. Nevertheless, the Company Management estimates that the liabilities, if any, that may arise from such audits, would not significantly impact the Company’s future results.

The effects of deferred tax on the components of Other Comprehensive Income are as follows:

	For the year ended December 31, 2018			For the year ended December 31, 2017			For the year ended December 31, 2016
Effects of Deferred Tax on the Components of	Amount Before Income Tax	Income Tax Expense (Benefit)	Amount After Income Tax	Amount Before Income Tax	Income Tax Expense (Benefit)	Amount After Income Tax	Amount Before Income Tax	Income Tax Expense (Benefit)	Amount After Income Tax
Other Comprehensive Income	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Available-for-sale financial assets	(15)	4	(11)	8	(2)	6	18	(5)	13
Cash flow hedge	(138,850,000)	37,616,791	(101,233,209)	97,309,516	(26,139,149)	71,170,367	86,959,338	(20,924,809)	66,034,529
Foreign currency translation	(5,522,334)	—	(5,522,334)	(3,690,798)	—	(3,690,798)	(139,529,128)	—	(139,529,128)
Investments accounted for using the equity method	—	—	—	—	—	—	(11,904,709)	—	(11,904,709)
Actuarial income on defined-benefit pension plans	(325,252)	87,818	(237,434)	251,976	(68,034)	183,942	(1,757,402)	474,498	(1,282,904)
Income tax related to components of other income and expenses debited or credited to Equity	(144,697,601)	37,704,613	(106,992,988)	93,870,702	(26,207,185)	67,663,517	(66,231,883)	(20,450,316)	(86,682,199)

The reconciliation of deferred tax movements between balance sheet and comprehensive income for the years 2018, 2017 and 2016 is as follows:

	For the years ended
	12-31-2018	12-31-2017	12-31-2016
	ThCh$	ThCh$	ThCh$
Increase (decrease) of the deferred taxes related to continuing operations	87,822	(68,036)	474,493
Deferred taxes on hedge movements (revenue and derivatives hedge)	37,616,791	(26,139,149)	(21,528,043)
Increase (decrease) of the deferred taxes related to discontinuing operations	—	—	603,234
Total	37,704,613	(26,207,185)	(20,450,316)

Law No. 20,780 was published in the Diario Oficial (the Official Gazette) on September 29, 2014, modifying the income tax and other tax systems. The law stipulates that, starting in 2017, the current income tax system will be replaced with two alternative tax systems: the attributed income system and the partially integrated system.

This Law gradually increases the rate of income tax on corporate income. Thus, it  are increased to 21% in 2014, to 22.5% in 2015, and 24% in 2016. From 2017 taxpayers choosing the attributed income system are subject to a rate of 25%, while companies choosing the partially integrated system are subject to a rate of 25.5% in 2017 and 27% in 2018.

The Law also states that corporations will automatically be subject to the partially integrated system unless a future Special Shareholders’ Meeting agrees to select the attributed income system.

Law No. 20,899 was published on February 8, 2016, simplifying the income tax system. This law among its main modifications, imposes a partially integrated system as mandatory for corporations, cancelling previously available attributed income system option.